Summary of Significant Accounting Policies - Impairment of Long-Lived Assets and Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Dec. 31, 2014
Summary of Significant Accounting Policies
Impairment of long lived assets	$ 0	$ 0
Partial settlement liability	$ 196		$ 196
Civil settlement liability				$ 420